Annual Total Returns [BarChart] - First Trust Senior Loan Fund - First Trust Senior Loan Fund	Mar. 01, 2021
Bar Chart Table:
2014	1.90%
2015	0.31%
2016	7.09%
2017	2.85%
2018	(0.84%)
2019	9.48%
2020	2.57%